Note 28 - Segment Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
28—SEGMENT
INFORMATION

The Company currently has
two
reporting segments: the High Intensity Focused Ultrasound division and the Urological Devices and Services division. The following tables set forth the key Statement of Income figures, by segment for fiscal years
2018,
2017
and
2016
and the key balance sheet figures, by segment, for fiscal years
2018,
2017
and
2016.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third
parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies. Interest income and expense, current and deferred income taxes are not
allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2018	2017	2016
Segment operating income (loss)	(1,315)	(2,027)	392
Financial income (expense), net	797	2,643	3,949
Foreign Currency exchange (losses) gains, net	538	(909)	103
Income tax (expense) credit	(358)	(388)	(602)
Consolidated net profit (loss)	(338)	(681)	3,842

A summary of the Company’s operations by segment is presented below for years ending
December 31, 2018,
2017
and
2016:

	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2018
Sales of goods	5,494	19,576	–	25,070
Sales of RPPs & leases	3,750	1,336	–	5,086
Sales of spare parts and services	1,780	7,227	–	9,007
Total sales	11,025	28,139	–	39,163
External other revenues	19	–	–	19
Total revenues	11,044	28,139		39,183
Total COS	(5,312)	(16,954)	–	(22,266)
Gross profit	5,732	11,185	–	16,917
R&D expenses	(2,394)	(1,694)	–	(4,088)
Selling and marketing expenses	(4,628)	(5,923)	–	(10,551)
G&A expenses	(1,036)	(1,311)	(1,246)	(3,593)
Total expenses	(8,057)	(8,928)	(1,246)	(18,232)
Operating income (loss) from operations	(2,325)	2,257	(1,246)	(1,315)
Total Assets	13,648	29,849	5,243	48,740
Capital expenditures	1,154	775	–	1,928
Long-lived assets	2,855	5,158	–	8,013
Goodwill	645	1,767	–	2,412

	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2017
Sales of goods	4,232	18,348	–	22,580
Sales of RPPs & leases	3,800	1,295	–	5,095
Sales of spare parts and services	1,445	6,566	–	8,011
Total sales	9,477	26,209	–	35,686
External other revenues	36	24	–	60
Total revenues	9,513	26,233		35,746
Total COS	(4,732)	(16,207)	–	(20,938)
Gross profit	4,782	10,026	–	14,808
R&D expenses	(2,469)	(1,413)	–	(3,881)
Selling and marketing expenses	(4,004)	(5,521)	–	(9,526)
G&A expenses	(1,009)	(1,057)	(1,362)	(3,428)
Total expenses	(7,482)	(7,991)	(1,362)	(16,835)
Operating income (loss) from operations	(2,701)	2,035	(1,362)	(2,027)
Total Assets	11,333	27,803	7,761	46,897
Capital expenditures	1,190	928	–	2,118
Long-lived assets	2,804	4,278	–	7,082
Goodwill	645	1,767	–	2,412

	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2016
Sales of goods	9,382	14,664	–	24,045
Sales of RPPs & leases	3,547	1,359	–	4,906
Sales of spare parts and services	862	5,766	–	6,628
Total sales	13,791	21,789	–	35,579
External other revenues	28	4	–	32
Total revenues	13,819	21,792		35,611
Total COS	(5,710)	(13,490)	–	(19,200)
Gross profit	8,109	8,302	–	16,411
R&D expenses	(2,452)	(1,416)	–	(3,868)
Selling and marketing expenses	(3,888)	(4,968)	–	(8,856)
G&A expenses	(804)	(1,177)	(1,315)	(3,296)
Total expenses	(7,144)	(7,560)	(1,315)	(16,019)
Operating income (loss) from operations	964	742	(1,315)	392
Total Assets	11,680	24,202	10,709	46,591
Capital expenditures	1,013	608	–	1,621
Long-lived assets	1,775	3,812	192	5,779
Goodwill	645	1,767	–	2,412

(1)	For years 2016 and 2017, these data were reported under “EDAP TMS (Corporate)”